Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JOHN HANCOCK FUNDS II
Entity Central Index Key	0001331971
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000008885 [Member]
Shareholder Report [Line Items]
Fund Name	Core Bond Fund
Class Name	Class NAV
Trading Symbol	JHCDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Core Bond Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Fund (Class NAV/JHCDX)	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Net Assets	$ 1,700,738,560
Holdings Count | Holding	995
Investment Company Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,700,738,560
Total number of portfolio holdings	995
Portfolio turnover rate	122%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	25.7%
Corporate bonds	24.2%
U.S. Government	23.6%
Collateralized mortgage obligations – U.S. Government Agency	10.9%
Asset-backed securities	5.4%
Foreign government obligations	1.6%
Collateralized mortgage obligations – Commercial and residential	1.4%
Municipal bonds	0.1%
Short-term investments	7.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000008886 [Member]
Shareholder Report [Line Items]
Fund Name	Core Bond Fund
Class Name	Class 1
Trading Symbol	JICDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Core Bond Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Fund (Class 1/JICDX)	$33	0.66%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
Net Assets	$ 1,700,738,560
Holdings Count | Holding	995
Investment Company Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,700,738,560
Total number of portfolio holdings	995
Portfolio turnover rate	122%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	25.7%
Corporate bonds	24.2%
U.S. Government	23.6%
Collateralized mortgage obligations – U.S. Government Agency	10.9%
Asset-backed securities	5.4%
Foreign government obligations	1.6%
Collateralized mortgage obligations – Commercial and residential	1.4%
Municipal bonds	0.1%
Short-term investments	7.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000073278 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Value Fund
Class Name	Class NAV
Trading Symbol	JMVNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Mid Value Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Value Fund (Class NAV/JMVNX)	$45	0.85%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
Net Assets	$ 1,319,236,024
Holdings Count | Holding	129
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,319,236,024
Total number of portfolio holdings	129
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Corning, Inc.	2.3%
The Middleby Corp.	1.7%
The Cooper Companies, Inc.	1.7%
StandardAero, Inc.	1.6%
Corpay, Inc.	1.5%
Esab Corp.	1.5%
Hexcel Corp.	1.5%
Advance Auto Parts, Inc.	1.4%
Lazard, Inc.	1.4%
Lamb Weston Holdings, Inc.	1.4%

Sector Composition
Industrials	19.4%
Financials	17.4%
Information technology	15.1%
Health care	8.2%
Real estate	7.6%
Utilities	7.3%
Energy	7.2%
Consumer discretionary	6.3%
Materials	5.5%
Consumer staples	3.4%
Communication services	0.5%
Short-term investments and other	2.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Corning, Inc.	2.3%
The Middleby Corp.	1.7%
The Cooper Companies, Inc.	1.7%
StandardAero, Inc.	1.6%
Corpay, Inc.	1.5%
Esab Corp.	1.5%
Hexcel Corp.	1.5%
Advance Auto Parts, Inc.	1.4%
Lazard, Inc.	1.4%
Lamb Weston Holdings, Inc.	1.4%

C000095456 [Member]
Shareholder Report [Line Items]
Fund Name	Capital Appreciation Value Fund
Class Name	Class NAV
Trading Symbol	JCAVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Capital Appreciation Value Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Value Fund (Class NAV/JCAVX)	$42	0.83%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
Net Assets	$ 1,094,601,432
Holdings Count | Holding	230
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,094,601,432
Total number of portfolio holdings	230
Portfolio turnover rate	71%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	4.6%
Amazon.com, Inc.	4.3%
Apple, Inc.	3.8%
U.S. Treasury Note, 3.625%, 10/31/2030	3.7%
NVIDIA Corp.	3.3%
U.S. Treasury Note, 3.500%, 11/30/2030	2.9%
Alphabet, Inc., Class A	2.9%
Meta Platforms, Inc., Class A	2.5%
CenterPoint Energy, Inc.	2.4%
Revvity, Inc.	2.2%

Portfolio Composition
Common stocks	61.6%
U.S. Government	15.9%
Term loans	9.9%
Corporate bonds	7.6%
Short-term investments and other	5.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	4.6%
Amazon.com, Inc.	4.3%
Apple, Inc.	3.8%
U.S. Treasury Note, 3.625%, 10/31/2030	3.7%
NVIDIA Corp.	3.3%
U.S. Treasury Note, 3.500%, 11/30/2030	2.9%
Alphabet, Inc., Class A	2.9%
Meta Platforms, Inc., Class A	2.5%
CenterPoint Energy, Inc.	2.4%
Revvity, Inc.	2.2%

C000173477 [Member]
Shareholder Report [Line Items]
Fund Name	International Strategic Equity Allocation Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock International Strategic Equity Allocation Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Strategic Equity Allocation Fund (Class NAV)	$31	0.56%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.56%
Net Assets	$ 5,142,410,838
Holdings Count | Holding	1,999
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,142,410,838
Total number of portfolio holdings	1,999
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	4.2%
Samsung Electronics Company, Ltd.	1.9%
ASML Holding NV	1.5%
Tencent Holdings, Ltd.	1.1%
SK Hynix, Inc.	1.1%
Roche Holding AG	0.9%
AstraZeneca PLC	0.9%
HSBC Holdings PLC	0.9%
Novartis AG	0.8%
Alibaba Group Holding, Ltd.	0.8%

Sector Composition
Financials	23.4%
Information technology	16.1%
Industrials	14.7%
Consumer discretionary	8.6%
Materials	7.4%
Health care	7.4%
Consumer staples	5.7%
Communication services	4.7%
Energy	4.5%
Utilities	3.1%
Real estate	1.5%
Short-term investments and other	2.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	4.2%
Samsung Electronics Company, Ltd.	1.9%
ASML Holding NV	1.5%
Tencent Holdings, Ltd.	1.1%
SK Hynix, Inc.	1.1%
Roche Holding AG	0.9%
AstraZeneca PLC	0.9%
HSBC Holdings PLC	0.9%
Novartis AG	0.8%
Alibaba Group Holding, Ltd.	0.8%

C000173478 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Sector Rotation Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock U.S. Sector Rotation Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Sector Rotation Fund (Class NAV)	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Net Assets	$ 5,027,374,536
Holdings Count | Holding	507
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,027,374,536
Total number of portfolio holdings	507
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	7.1%
Apple, Inc.	6.4%
Microsoft Corp.	4.8%
Amazon.com, Inc.	3.2%
Alphabet, Inc., Class A	3.0%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.3%
Tesla, Inc.	1.8%
Berkshire Hathaway, Inc., Class B	1.5%

Sector Composition
Information technology	31.2%
Financials	11.7%
Communication services	10.2%
Health care	9.5%
Consumer discretionary	9.2%
Industrials	9.0%
Consumer staples	5.4%
Energy	3.7%
Utilities	2.4%
Materials	2.3%
Real estate	1.8%
Short-term investments and other	3.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	7.1%
Apple, Inc.	6.4%
Microsoft Corp.	4.8%
Amazon.com, Inc.	3.2%
Alphabet, Inc., Class A	3.0%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.3%
Tesla, Inc.	1.8%
Berkshire Hathaway, Inc., Class B	1.5%